Employee Benefits	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Employee Benefits	Employee BenefitsThe expenses recognized in relation to defined contribution plan for the years ended December 31, 2022, 2021 and 2020 are Won 2,181 million, Won 2,067 million and Won 1,968 million, respectively, and Won 28 million in relation to the defined benefit plan is recognized as other non-current liabilities as of December 31, 2022.